SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of estimated useful life of asset
Buildings	10 - 20 years
Machinery and equipment	6 - 10 years
Motor vehicles	6 years
Furniture, fixtures and office equipment	5 years

Schedule of assets and liabilities carried at fair value on recurring basis
	Fair value at December 31,
(RMB in thousands)	2014	Level 1	Level 2	Level 3
Investment available-for-sale	80,500	80,500	-	-

	Fair value at December 31,
(RMB in thousands)	2013	Level 1	Level 2	Level 3
Investment available-for-sale	30,000	30,000	-	-